Note 16 - Segmented Information and Revenue (Tables)	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
March 31, 20 20	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$483,281	$1,758,244	$67,547	$2,309,072
Segmented liabilities	368,896	625,325	144,634	1,138,855
Segmented revenue - online	70,962	-	-	70,962
Segmented revenue - royalty	89	26,073	-	26,162
Segmented direct costs	39,278	35,614	-	74,892
Segmented selling, general & administrative expense	(603,902)	91,102	156,593	(356,207)
Segmented other expense	897	28,319	144	29,360
Segmented profit (loss)	552,394	(128,961)	(156,738)	266,695
March 31, 201 9	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$166,183	$991,858	$50,322	$1,208,363
Segmented liabilities	326,088	176,976	447,846	950,910
Segmented revenue - online	80,296	-	-	80,296
Segmented revenue - royalty	207	31,461	-	31,668
Segmented direct costs	23,005	21,931	-	44,936
Segmented selling, general & administrative expense	58,525	99,964	118,515	277,003
Segmented other expense	2,843	8,948	179	11,970
Segmented loss	(61,589)	(99,383)	(118,694)	(279,666)
March 31, 201 8	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$112,925	$954,906	$100,176	$1,168,007
Segmented liabilities	103,105	161,060	870,403	1,134,568
Segmented revenue	35,612	44,743	-	80,355
Segmented direct costs	17,250	20,870	-	38,120
Segmented selling, general & administrative expense	87,407	39,478	184,080	310,965
Segmented other expense	430	8,257	223	8,910
Segmented loss	(326,909)	(23,862)	(184,302)	(535,073)
Other Financial Items	20 20	201 9	201 8
Online English Language Learning segmented income (loss)	$552,394	$(61,589)	$(326,909)
Print-Based English Language Learning segmented income (loss)	(128,961)	(99,383)	(23,862)
Head office	(156,738)	(118,694)	(184,302)
Foreign exchange	(49,169)	(2,867)	29,341
Interest income (expense)	20,954	(4,231)	(14,952)
Share-based payment	(4,861)	(27,758)	(23,408)
Other comprehensive income (loss)	165,461	(14,377)	369
Total Comprehensive Income ( Loss )	$399,080	$(328,899)	$(543,723)

Disclosure of geographical areas [text block]
	20 20	201 9	201 8
Canada	$522,979	$48,585	$28,415
China	538	604	647
	$523,518	$49,189	$29,062
	20 20	20 19	20 18
Latin America	$58,296	$66,118	$17,759
China	27,221	34,162	54,495
Other	11,607	11,684	8,101
	$97,124	$111,964	$80,355